Common Stock Purchase Agreement	9 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Common Stock Purchase Agreement

Note 8. Common Stock Purchase Agreement

On July 24, 2015, the Company entered into a Common Stock purchase agreement (the “Aspire Purchase Agreement”) with Aspire Capital Fund, LLC, an Illinois limited liability company (“Aspire Capital”) which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $10.0 million in value of shares of the Company’s Common Stock over the 24-month term of the Aspire Purchase Agreement. Concurrently with entering into the Purchase Agreement, the Company also entered into a registration rights agreement with Aspire Capital, in which the Company agreed to file one or more registration statements, as permissible and necessary to register under the Securities Act of 1933, as amended, registering the sale of the shares of the Company’s Common Stock that have been and may be issued to Aspire Capital under the Aspire Purchase Agreement. The SEC declared the registration statement filed by the Company effective on August 13, 2015. Under the Aspire Purchase Agreement on any trading day selected by the Company, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital (as principal) to purchase up to 75,000 shares of the Company’s common stock per business day, up to $10.0 million of the Company’s Common Stock. During the quarter ended September 30, 2015, the Company issued an aggregate of 506,585 shares of Common Stock to Aspire Capital in exchange for approximately $1.4 million.